SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued interest - related party	$ 261,015			$ 31,657
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party	286,929	388,001	356,191
Accrued expenses - related party	3,610,858	3,516,411	3,082,363
Accrued interest - related party	2,790,013	2,680,236	2,276,454
Total accounts payable and accrued expenses - related party	$ 6,687,800	$ 6,584,648	$ 5,715,008